Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of Loans Receivable, Net

Loans receivable, net is comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	79,572,201	191,687,640	29,377,416
Third parties	17,740,000	48,556,989	7,441,684
Less: bad debt provision	(15,000,000)	(18,000,000)	(2,758,620)
Total	82,312,201	222,244,629	34,060,480

Loans receivable, non-current portion
Franchisees	113,963,742	121,460,977	18,614,709
Third parties	7,600,000	24,243,011	3,715,404
	121,563,742	145,703,988	22,330,113